MFS® Investment Management
500 Boylston Street, Boston, MA  02116-3741
617.954.5000    mfs.com

February 1, 2010

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust V (the “Trust”) (File Nos. 2-38613 and 811-2031) on Behalf of MFS® International New Discovery Fund, MFS® Research Fund and MFS® Total Return Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from that contained in Post-Effective Amendment No. 65 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on January 27, 2010.

Please call the undersigned at (617) 954-4340 or Nickolas Connery at (617) 954-6124 with any questions you may have.

Very truly yours,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President & Senior Counsel

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